ACCRUED LIABILITIES AND OTHER PAYABLES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Wages and welfare payables	$ 52,938	$ 0
Accrued expenses	194,331	272,063
Other payables	1,612,385	944,488
Accrued liabilities and other payables	$ 1,859,654	$ 1,216,551